Note 3 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]

Note 3 – Plan Termination –

Although they have not expressed any intent to do so, the Bank has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants become fully vested in their accounts.